                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C.  20524

           Report of the Calendar Quarter Ending  December 31, 1999

                     If amended report check here:  _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.      S.E.C. File Number 28-6694
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Business Address:

45 Milk Street               Boston  MA      02109
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Street                       City    State    Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President     (617)338-0700
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ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 19th day of May, 1999.

                                         Appleton Partners, Inc.
                                         ---------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         s/ Douglas C. Chamberlain
                                         ---------------------------------------
                                         By:  Douglas C. Chamberlain

                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     137

Form 13F Information Table Value Total:     390,909,594


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

          NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number    Name

_____      ______________________  ___________________________

                            APPLETON PARTNERS, INC.
                        DISCRETIONARY OWNERSHIP FOR 13F
                            AS OF DECEMBER 31, 1999


                                                                                     INVESTMENT                  VOTING
                                                                                     DISCRETION                AUTHORITY
                                                                                 ----------------------   ---------------------
                                 TITLE                     FAIR       SHARES OR                  SHARED
                                   OF        CUSIP        MARKET      PRINCIPAL  SOLE   SHARED    OTHER   SOLE   SHARED    NONE
        NAME OF ISSUER           CLASS       NUMBER        VALUE       AMOUNT    (A)     (B)       (C)    (A)     (B)       (C)
        ---------------          -----       ------        -----       ------    ----   ------   ------   ----   ------    ----
AT&T CORP                        COMMON    001957109     1,559,842      30,698     X                        X
ABBOTT LABS                      COMMON    002824100     4,631,841     127,555     X                        X
ALLIANCE CAPITAL MGMT HOLDING    COMMON    01855A101       403,557      13,480     X                        X
ALZA CORP 5.000% 05/01/06        CONVERT   022615AD0        21,125      20,000     X                        X
AMERICA ONLINE INC               COMMON    02364J104       933,262      12,300     X                        X
AMERICAN EXPRESS CO              COMMON    025816109       709,223       4,266     X                        X
AMERICAN HOME PRODS CORP         COMMON    026609107     2,492,218      63,496     X                        X
AMERICAN INTL GROUP INC          COMMON    026874107     6,346,072      58,692     X                        X
AMGEN INC                        COMMON    031162100       961,000      16,000     X                        X
AT HOME CORP COM SER A           COMMON    045919107     1,052,067      24,538     X                        X
ATLANTIC RICHFIELD COMPANY       COMMON    048825103       370,479       4,283     X                        X
AUTOMATIC DATA PROCESSING        COMMON    053015103       696,604      12,930     X                        X
AVERY DENNISON CORP              COMMON    053611109       291,500       4,000     X                        X
BFC CONSTR CORP                  COMMON    054938105        76,250      10,000     X                        X
BP AMOCO P L C ADR SPONSORED     COMMON    055622104       394,428       6,650     X                        X
BMC SOFTWARE INC                 COMMON    055921100     2,214,269      27,700     X                        X
BANK OF AMERICA CORP             COMMON    060505104       231,967       4,622     X                        X
BATTLE MOUNTAIN BMG 6.000% 01/   CONVERT   071593AA5        35,500      50,000     X                        X
BELL ATLANTIC CORP               COMMON    077853109       455,686       7,402     X                        X
BELLSOUTH CORP                   COMMON    079860102       717,355      15,324     X                        X
BEST BUY INC                     COMMON    086516101       520,087      10,350     X                        X
BOEING CO                        COMMON    097023105       464,349      11,206     X                        X
BOSTON SCIENTIFIC CORP COM       COMMON    101137107     3,104,522     141,921     X                        X
BRISTOL MYERS SQUIBB CO          COMMON    110122108     4,121,351      64,208     X                        X
CBS CORPORATION                  COMMON    12490K107       505,106       7,900     X                        X
CVS CORP                         COMMON    126650100     4,548,422     114,067     X                        X
CHEVRON CORP                     COMMON    166751107       280,578       3,239     X                        X

CISCO SYS INC                    COMMON    17275R102    19,508,962     182,114     X                        X
CITIGROUP INC.                   COMMON    172967101     1,648,907      29,610     X                        X
COCA COLA CO                     COMMON    191216100     3,633,635      62,380     X                        X
COMPAQ COMPUTER CORP             COMMON    204493100       244,212       9,024     X                        X
DII GROUP INC                    COMMON    232949107     9,373,198     132,075     X                        X
DAYTON HUDSON                    COMMON    239753106     1,703,016      23,190     X                        X
DELTA AIRLINES 8.125% (7/01/39   PREFERR   247361405       293,125      14,000     X                        X
DISNEY (WALT) COMPANY            COMMON    254687106     1,780,067      60,857     X                        X
DU PONT E I DE NEMOURS           COMMON    263534109       421,073       6,392     X                        X
E M C CORP MASS                  COMMON    268648102     2,286,056      20,925     X                        X
EMERSON ELEC CO                  COMMON    291011104       222,385       3,876     X                        X
ENERGAS RES INC                  COMMON    29265E108         7,000      20,000     X                        X
EQUIFAX INC                      COMMON    294429105       299,621      12,716     X                        X
EXXON MOBIL CORPORATION          COMMON    30231G102    12,068,988     149,809     X                        X
FANNIE MAE                       COMMON    313586109     5,037,832      80,686     X                        X
FIRST SEC CORP DEL               COMMON    336294103     6,707,519     262,718     X                        X
FIRST TENN NATL CORP             COMMON    337162101       571,140      20,040     X                        X
FIRST UNION CORP                 COMMON    337358105       294,955       8,955     X                        X
FLEETBOSTON FINANCIAL CORPORAT   COMMON    339030108     7,177,154     206,166     X                        X
GTE CORP                         COMMON    362320103     1,079,536      15,299     X                        X
GENERAL ELECTRIC                 COMMON    369604103    23,182,943     149,809     X                        X
GENERAL MILLS INC                COMMON    370334104       272,415       7,620     X                        X
GENERAL MTRS CORP                COMMON    370442105       365,836       5,033     X                        X
HUGHES ELECTRIC CORP.            COMMON    370442832     3,090,144      32,189     X                        X
GILLETTE CO                      COMMON    375766102     6,234,058     151,358     X                        X
GULF EXPLORATION CONSULTANTS I   COMMON    402275101         2,000      40,000     X                        X
HALLIBURTON CO                   COMMON    406216101     2,521,662      62,650     X                        X
HARLEY DAVIDSON INC              COMMON    412822108       422,813       6,600     X                        X
HEWLETT PACKARD CO               COMMON    428236103     9,956,083      87,526     X                        X
HOME DEPOT INC                   COMMON    437076102     2,212,031      32,175     X                        X
HONEYWELL INT'L INC              COMMON    438516106     2,780,134      48,193     X                        X
ILLINOIS TOOL WKS                COMMON    452308109     4,211,373      62,333     X                        X
INGERSOLL-RAND COMPANY           COMMON    456866102       209,843       3,811     X                        X
INTEL CORP                       COMMON    458140100    18,714,735     227,362     X                        X
I B M                            COMMON    459200101     1,485,331      13,769     X                        X
JOHNSON & JOHNSON                COMMON    478160104     4,243,434      45,506     X                        X
KROGER CO                        COMMON    501044101       577,575      30,600     X                        X
LILLY, ELI AND COMPANY           COMMON    532457108     3,624,250      54,500     X                        X
LUCENT TECHNOLOGIES INC          COMMON    549463107    12,455,850     166,078     X                        X

MCI WORLDCOM                     COMMON    55268B106    12,932,392     243,720     X                        X
MFS EMERGING GROWTH-CL B SM CA   MUTUAL    552985202       287,769       4,465     X                        X
MASCO CORP                       COMMON    574599106       585,655      23,080     X                        X
MASCOTECH INC 4.500% 12/15/03    CONVERT   574670AB1        66,990      87,000     X                        X
MCDONALDS CORP                   COMMON    580135101     2,668,083      66,185     X                        X
MEDIAONE GROUP INC COM           COMMON    58440J104     4,413,262      57,455     X                        X
MEDIAONE FIN TR 9.040% PFD (SE   PREFERR   584458202       216,612       8,600     X                        X
MEDTRONIC INC                    COMMON    585055106     1,730,781      47,500     X                        X
MERCK & CO INC                   COMMON    589331107     9,097,927     135,411     X                        X
MERRILL LYNCH & CO               COMMON    590188108     4,053,153      48,650     X                        X
MERRILL LYNCH PFD CAP TR II 8.   PREFERR   59021C203       327,375      14,550     X                        X
ML CAPITAL TRUST 7.2800% PFD     PREFERR   59021K205       790,931      38,700     X                        X
MICROSOFT CORP                   COMMON    594918104    13,661,034     117,011     X                        X
MICRON TECH 7.000% 07/01/04      CONVERT   595112AB9        31,875      25,000     X                        X
MINNESOTA MNG & MFG CO           COMMON    604059105       394,828       4,034     X                        X
MONSANTO CO                      COMMON    611662107       699,076      19,727     X                        X
MORGAN J.P. & CO INC             COMMON    616880100       956,399       7,553     X                        X
MORGAN STANLEY DEAN WITTER       COMMON    617446448       336,747       4,718     X                        X
NINE WEST GROUP 5.500% 07/15/0   CONVERT   65440DAC6       126,750     150,000     X                        X
NOKIA CORP ADR                   COMMON    654902204       582,741       3,050     X                        X
NORTEL NETWORKS CORP             COMMON    656569100    10,877,700     107,700     X                        X
NORTHERN TR CORP                 COMMON    665859104       424,000       8,000     X                        X
OFFICE DEPOT INC COM             COMMON    676220106       285,450      25,950     X                        X
OMNICOM GROUP                    COMMON    681919106     3,287,500      32,875     X                        X
ORACLE SYS CORP                  COMMON    68389X105     3,007,758      53,680     X                        X
PARKER DRILLING CO 5.500% 08/0   CONVERT   701081AD3        68,000     100,000     X                        X
PEPSICO INC                      COMMON    713448108     1,487,550      42,200     X                        X
PFIZER INC                       COMMON    717081103     5,076,469     156,500     X                        X
PHILIP MORRIS COS                COMMON    718154107     1,052,227      45,749     X                        X
PITNEY BOWES INC                 COMMON    724479100       265,912       5,504     X                        X
PROCTER & GAMBLE COMPANY         COMMON    742718109     7,082,010      64,639     X                        X
QUAKER OATS CO                   COMMON    747402105       446,250       6,800     X                        X
QUALCOMM INC                     COMMON    747525103       281,800       1,600     X                        X
QUANTUM CORP 7.000% 08/01/04     CONVERT   747906AC9     1,893,750   2,525,000     X                        X
QWEST COMMUNICATIONS             COMMON    749121109       299,796       6,972     X                        X
ROYAL DUTCH PETRO-NY SHARES      COMMON    780257804       449,616       7,424     X                        X
SBC COMMUNICATIONS INC           COMMON    78387G103     3,093,334      63,453     X                        X
SANMINA CORP                     COMMON    800907107    14,531,413     145,496     X                        X
SARA LEE CORP                    COMMON    803111103       953,784      43,231     X                        X

SCHERING PLOUGH CORP             COMMON    806605101       427,987      10,100     X                        X
SCHLUMBERGER LTD                 COMMON    806857108     2,453,055      43,707     X                        X
SCUDDER INTL FD INC COM          MUTUAL    811165109       680,519       9,620     X                        X
SCUDDER INTL FD INC GRTR EURP    MUTUAL    811165406       677,651      19,078     X                        X
SEA CONTAINERS LTD CL A          COMMON    811371707     1,025,063      38,500     X                        X
SHELL TRANS & TRADING LTD        COMMON    822703609       423,850       8,650     X                        X
SIGMA ALDRICH CORP               COMMON    826552101       246,512       8,200     X                        X
SOLECTRON CORP COM               COMMON    834182107       220,595       2,319     X                        X
SPRINT CORP                      COMMON    852061100       269,250       4,000     X                        X
STAPLES INC                      COMMON    855030102     1,151,480      55,493     X                        X
STATE STREET CORP                COMMON    857477103     2,497,203      34,179     X                        X
STOCKER & YALE SDCV 7.250% 05/   CONVERT   8612669C0       450,000     450,000     X                        X
STOCKER & YALE INC NEW           COMMON    86126T203        32,812      25,000     X                        X
SUN MICROSYSTEMS INC             COMMON    866810104    26,413,854     341,099     X                        X
SYMANTEC CORP COM                COMMON    871503108     7,534,075     128,513     X                        X
TDS CAPITAL 8.500% PREFERRED S   PREFERR   87235W202       331,500      15,600     X                        X
TELLABS INC                      COMMON    879664100     1,681,713      26,200     X                        X
TENNESSEE VALLEY AUTH QIDS96A7   PREFERR   880591201       211,600       9,200     X                        X
TEVA PHARMACEUTICAL INDS LTD A   COMMON    881624209       200,725       2,800     X                        X
TEXACO INC                       COMMON    881694103       612,102      11,270     X                        X
TEXAS INSTRS INC                 COMMON    882508104     3,198,288      33,100     X                        X
TIME WARNER INC                  COMMON    887315109     2,986,145      41,295     X                        X
TRANSCANADA PIPE 8.25% PFD (10   PREFERR   893526723       288,562      13,500     X                        X
TRIBUNE CO                       COMMON    896047107    13,513,494     245,421     X                        X
UNION PAC CORP                   COMMON    907818108       255,135       5,840     X                        X
U S WEST INC                     COMMON    91273H101     1,025,640      14,245     X                        X
VODAFONE GROUP PLC ADR SPONSOR   COMMON    92857T107       272,497       5,505     X                        X
WAL MART STORES INC              COMMON    931142103     1,203,052      17,404     X                        X
WARNER LAMBERT CO                COMMON    934488107     1,216,362      14,845     X                        X
WELLS FARGO COMPANY              COMMON    949746101       886,794      21,930     X                        X
WINSTAR COMMUNICATIONS INC       COMMON    975515107       353,675       4,700     X                        X
TRANSOCEAN SEDCO FOREX INC       COMMON    G90078109       284,154       8,435     X                        X

TOTAL                                                  390,909,594